Basis of Presentation and Significant Accounting Policies - Percentage of Total Revenues Attributable to Single Customer from Which 10% or More of Total Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 6,504,000	$ 6,475,000	$ 13,748,000	$ 12,825,000	$ 25,580,000	$ 18,213,000
Customer A [Member] | Total Revenues [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,586,000	$ 2,077,000	$ 4,091,000	$ 4,184,000
% of Total Revenue	24.00%	32.00%	30.00%	33.00%
Customer B [Member] | Total Revenues [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 822,000	$ 1,086,000	$ 1,581,000	$ 1,120,000
% of Total Revenue	13.00%	17.00%	12.00%	9.00%
Customer C [Member] | Total Revenues [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 815,000		$ 1,239,000
% of Total Revenue	13.00%		9.00%